UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04722

Provident Mutual Funds, Inc.
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(Exact name of Registrant as specified in charter)

N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
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(Address of principal executive offices) (Zip code)

J. Scott Harkness
Provident Trust Company
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
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(Name and address of agent for service)

1-855-739-9950
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Registrant's telephone number, including area code

Date of fiscal year end: September 30
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Date of reporting period: December 31, 2016
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Item 1. Schedule of Investments.

Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 89.5% (a)

	Airlines - 6.0%
143,610	Southwest Airlines Co.	$7,157,522

	Athletic Footwear - 1.6%
37,000	Nike, Inc., Cl B	1,880,710

	Commercial Services, Finance - 2.6%
79,760	PayPal Holdings, Inc. *	3,148,127

	Computer Services - 16.5%
62,760	Accenture PLC, Cl A	7,351,079
217,520	Cognizant Technology Solutions Corp., Cl A *	12,187,646
		19,538,725
	Distribution/Wholesale - 2.2%
55,100	Fastenal Co.	2,588,598

	Finance, Credit Card - 9.9%
151,010	Visa Inc.	11,781,800

	Finance, Investment Banker/Broker - 3.9%
117,915	The Charles Schwab Corp.	4,654,105

	Investment Management/Advisory Services - 4.0%
62,900	T. Rowe Price Group Inc.	4,733,854

	Medical, Health Maintenance Organization - 7.6%
56,590	UnitedHealth Group Inc.	9,056,664

	Retail, Building Products - 5.4%
47,530	The Home Depot, Inc.	6,372,822

	Retail, Drug Stores - 3.2%
47,970	CVS Health Corp.	3,785,313

	Retail, Major Department Stores - 5.8%
91,560	The TJX Companies, Inc.	6,878,903

	Super-Regional Banks - United States - 8.9%
90,500	PNC Financial Services Group, Inc.	10,584,880

	Web Portals/Internet Service Providers - 11.9%
9,000	Alphabet, Inc., Cl A *	7,132,050
9,000	Alphabet, Inc., Cl C *	6,946,380
		14,078,430
	Total common stocks (cost $47,508,390)	106,240,453

SHORT-TERM INVESTMENTS - 10.6% (a)

	Money Market Fund - 10.6%
12,577,184	Invesco Treasury Portfolio Institutional Class, 0.38% ^	12,577,184
	Total short-term investments (cost $12,577,184)	12,577,184
	Total investments - 100.1% (cost $60,085,574)	118,817,637
	Liabilities, less other assets - (0.1%) (a)	(76,576)
	TOTAL NET ASSETS - 100.0%	$118,741,061

(a)	Percentages for the various classifications relate to total net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7 day yield as of December 31, 2016.
PLC	- Public Limited Company

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$60,085,574
Gross unrealized appreciation	60,467,381
Gross unrealized depreciation	(1,735,318)
Net unrealized appreciation	$58,732,063

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2016, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$106,240,453
	Short-Term Money Market Fund	12,577,184
	Total Level 1	118,817,637
Level 2 –		---
Level 3 –		---
Total		$118,817,637

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. During the period ended December 31, 2016, the Fund did not recognize any transfers between levels. The Fund did not invest in any level 3 investments during the reporting period.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Provident Mutual Funds, Inc.

     By (Signature and Title)     /s/J. Scott Harkness
J. Scott Harkness, President/Principal Executive Officer

     Date    February 7, 2017

     By (Signature and Title)     /s/Michael A. Schelble
Michael A. Schelble, Principal Financial Officer

     Date    February 7, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/J. Scott Harkness
J. Scott Harkness, President/Principal Executive Officer

     Date    February 7, 2017

     By (Signature and Title)     /s/Michael A. Schelble
Michael A. Schelble, Principal Financial Officer

     Date    February 7, 2017